UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2006
                                                -----------------
Check here if Amendment [ ];        Amendment Number:
                                                      ------
     This Amendment (Check only one.):        [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             FENIMORE ASSET MANAGEMENT, INC.
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Address:          384 NORTH GRAND STREET, P.O. BOX 310
                  ------------------------------------
                  COBLESKILL, NY 12043
                  ------------------------------------

Form 13F File Number:    28-3130
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Charles Richter
         -----------------------------------------------------------
Title:          Chief Compliance Officer
         -----------------------------------------------------------
Phone:          518-234-4393
         -----------------------------------------------------------

Signature, Place, and Date of Signing:


    /s/ Charles H. Richter             Cobleskill, NY           7/13/06
    ----------------------------    --------------------    -----------------
    [Signature]                     [City, State]                 [Date]

Report Type       (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0
                                         -------------
Form 13F Information Table Entry Total:        57
                                         -------------
Form 13F Information Table Value Total:   1,915,720
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                                          (thousands)

List of Other Included Managers:

      NONE
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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Allied Capital Corp.           COM              01903Q108    48281  1678175 SH       SOLE                  1678175
AmSurg Corp                    COM              03232p405    31093  1366735 SH       SOLE                  1366735
American Express Co.           COM              025816109     3278    61590 SH       SOLE                    61590
American Power Conv            COM              029066107    15789   810085 SH       SOLE                   810085
Barr Pharmaceuticals           COM              068306109    16067   336906 SH       SOLE                   336906
Bed Bath and Beyond            COM              075896100    38165  1150581 SH       SOLE                  1150581
Berkshire Hathaway A           COM              084670108    46013      502 SH       SOLE                      502
Berkshire Hathaway B           COM              084670207    13596     4468 SH       SOLE                     4468
Brown & Brown Inc.             COM              115236101    74670  2555441 SH       SOLE                  2555441
CDW Corporation                COM              12512n105    47169   863115 SH       SOLE                   863115
CSS Industries Inc             COM              125906107     9080   315810 SH       SOLE                   315810
Carmax                         COM              143130102    32549   917916 SH       SOLE                   917916
Cognex Corporation             COM              192422103     2682   103036 SH       SOLE                   103036
Courier Corp                   COM              222660102     8926   223037 SH       SOLE                   223037
Donaldson Co., Inc.            COM              257651109    19018   561500 SH       SOLE                   561500
Ethan Allen Interiors          COM              297602104    46648  1276285 SH       SOLE                  1276285
Federated Investors            COM              314211103    78522  2492765 SH       SOLE                  2492765
Florida Rock Industries        COM              341140101    11124   223950 SH       SOLE                   223950
Forest City                    COM              345550107    29946   600000 SH       SOLE                   600000
Forest Laboratories Inc.       COM              345838106    11646   301000 SH       SOLE                   301000
Franklin Resources             COM              354613101     8579    98825 SH       SOLE                    98825
General Electric Co            COM              369604103      463    14052 SH       SOLE                    14052
Gentex Corp                    COM              371901109    44434  3173825 SH       SOLE                  3173825
Golden West Financial          COM              381317106     7472   100701 SH       SOLE                   100701
Graco                          COM              384109104    26906   585165 SH       SOLE                   585165
Heartland Express              COM              422347104    47759  2668095 SH       SOLE                  2668095
Hickory Tech Corp              COM              429060106     5415   773606 SH       SOLE                   773606
Idex Corporation               COM              45167R104    43760   927116 SH       SOLE                   927116
Int'l Speedway                 COM              460335201    76668  1653404 SH       SOLE                  1653404
John Wiley & Sons              COM              968223206    63910  1925003 SH       SOLE                  1925003
Kaydon Corp                    COM              486587108    54517  1461200 SH       SOLE                  1461200
Lincare Holdings Inc           COM              532791100    30196   797999 SH       SOLE                   797999
Liz Claiborne                  COM              539320101    63376  1710101 SH       SOLE                  1710101
M & T Bank Corp                COM              55261F104    20416   173138 SH       SOLE                   173138
Markel Corp                    COM              570535104    47032   135540 SH       SOLE                   135540
Martin Marietta Mat            COM              573284106    36713   402778 SH       SOLE                   402778
McGrath Rentcorp               COM              580589109     5601   201400 SH       SOLE                   201400
Meredith Corp                  COM              589433101    63281  1277365 SH       SOLE                  1277365
Mohawk Industries              COM              608190104    46206   656795 SH       SOLE                   656795
NBT Bancorp Inc.               COM              628778102      435    18711 SH       SOLE                    18711
OSI Restaurant Partners        COM              67104a101    51735  1495233 SH       SOLE                  1495233
Pediatrix Medical Group        COM              705324101    17320   382332 SH       SOLE                   382332
Pool Corp                      COM              73278L105    37644   862790 SH       SOLE                   862790
Protective Life Corp.          COM              743674103    52462  1125312 SH       SOLE                  1125312
Ross Stores Inc.               COM              778296103    67295  2399121 SH       SOLE                  2399121
Servicemaster Co.              COM              81760N109      168    16302 SH       SOLE                    16302
TCF Financial                  COM              872275102    57176  2161658 SH       SOLE                  2161658
Trustco Bank Corp              COM              898349105      334    30292 SH       SOLE                    30292
US Bancorp                     COM              902973304      247     7994 SH       SOLE                     7994
Vulcan Materials               COM              929160109    44899   575628 SH       SOLE                   575628
Wachovia Corp                  COM              929903102      207     3827 SH       SOLE                     3827
Westamerica Bank               COM              957090103    46303   945535 SH       SOLE                   945535
White Mtns Insurance           COM              G9618E107   115938   238066 SH       SOLE                   238066
Whole Foods Mkt Inc.           COM              966837106     6580   101800 SH       SOLE                   101800
Winnebago                      COM              974637100    58164  1873855 SH       SOLE                  1873855
Yum Brands                     COM              988498101    40789   811405 SH       SOLE                   811405
Zebra Technologies A           COM              989207105    41058  1201930 SH       SOLE                  1201930

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